Fair Value Measurements	12 Months Ended
May 27, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements
FAIR VALUE MEASUREMENTS
The fair values of cash equivalents, receivables, net, accounts payable and short-term debt approximate their carrying amounts due to their short duration.
The following tables summarize the fair values of financial instruments measured at fair value on a recurring basis at May 27, 2012 and May 29, 2011:

Items Measured at Fair Value at May 27, 2012
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$14.5	$—	$14.5	$—
U.S. Treasury securities	(2)	13.3	13.3	—	—
Mortgage-backed securities	(1)	9.9	—	9.9	—
Derivatives:
Commodities futures, swaps & options	(3)	(0.1)	—	(0.1)	—
Equity forwards	(4)	2.8	—	2.8	—
Interest rate locks & swaps	(5)	(41.7)	—	(41.7)	—
Foreign currency forwards	(6)	0.5	—	0.5	—
Total		$(0.8)	$13.3	$(14.1)	$—

Items Measured at Fair Value at May 29, 2011
(in millions)		Fair Value of Assets (Liabilities)	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Fixed-income securities:
Corporate bonds	(1)	$16.6	$—	$16.6	$—
U.S. Treasury securities	(2)	10.6	10.6	—	—
Mortgage-backed securities	(1)	4.9	—	4.9	—
Derivatives:
Commodities futures, swaps & options	(3)	0.7	—	0.7	—
Equity forwards	(4)	0.9	—	0.9	—
Interest rate locks & swaps	(5)	(19.6)	—	(19.6)	—
Foreign currency forwards	(6)	0.6	—	0.6	—
Total		$14.7	$10.6	$4.1	$—

(1)
The fair value of these securities is based on the closing market prices of the investments when applicable, or, alternatively, valuations utilizing market data and other observable inputs, inclusive of the risk of nonperformance.

(2)	The fair value of our U.S. Treasury securities is based on the closing market prices.

(3)	The fair value of our commodities futures, swaps and options is based on closing market prices of the contracts, inclusive of the risk of nonperformance.

(4)	The fair value of our equity forwards is based on the closing market value of Darden stock, inclusive of the risk of nonperformance.

(5)	The fair value of our interest rate lock and swap agreements is based on current and expected market interest rates, inclusive of the risk of nonperformance.

(6)	The fair value of our foreign currency forward contracts is based on the closing forward exchange market prices, inclusive of the risk of nonperformance.

The carrying value and fair value of long-term debt, including the amounts included in current liabilities, as of May 27, 2012, was $1.80 billion and $1.99 billion, respectively. The carrying value and fair value of long-term debt as of May 29, 2011, was $1.41 billion and $1.56 billion, respectively. The fair value of long-term debt is determined based on market prices or, if market prices are not available, the present value of the underlying cash flows discounted at our incremental borrowing rates.

The following table summarizes the fair values of non-financial assets measured at fair value on a non-recurring basis at May 27, 2012:

		Items Measured at Fair Value
(in millions)		Fair Value of Assets	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	(1)	$3.2	$—	$—	$3.2
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$3.9	$—	$—	$3.9

(1)
 In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held for disposal with a carrying amount of $3.5 million were written down to their fair value of $3.2 million, based on a review of comparable assets, resulting in an impairment charge of $0.3 million, which was included in losses from discontinued operations.

(2)
In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2012, long-lived assets held and used with a carrying amount of $1.1 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $0.4 million, which was included in earnings from continuing operations.

The following table summarizes the fair values of non-financial assets measured at fair value on a non-recurring basis at May 29, 2011:

		Items Measured at Fair Value
(in millions)		Fair Value of Assets	Quoted Prices in Active Market for Identical Assets (Liabilities) (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Long-lived assets held for disposal	(1)	$4.4	$—	$—	$4.4
Long-lived assets held and used	(2)	0.7	—	—	0.7
Total		$5.1	$—	$—	$5.1

(1)
 In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held for disposal with a carrying amount of $7.0 million were written down to their fair value of $4.4 million, based on a review of comparable assets, resulting in an impairment charge of $2.6 million, of which $1.9 million was included in earnings from continuing operations and $0.7 million was included in losses from discontinued operations.

(2)
In accordance with the provisions of ASC Topic 360, Property, Plant and Equipment, during fiscal 2011, long-lived assets held and used with a carrying amount of $2.8 million were written down to their fair value of $0.7 million, based on a review of comparable assets, resulting in an impairment charge of $2.1 million, which was included in earnings from continuing operations.